Investment in Loans	12 Months Ended
Dec. 31, 2010
Investment in Loans
Investment in Loans

6. Investment in Loans

        On November 3, 2009, RLJ Fund III purchased two mortgage loans collateralized by the SpringHill Suites Houston Medical Park and the Residence Inn Atlanta Midtown. The purchase price was $12.7 million, and was financed by borrowings on the credit facility. The loans mature on September 6, 2017, amortize based on a 30 year term and, as of December 31, 2010, had a principal balance of $14.2 million and $10.8 million, respectively. The acquired loans were of deteriorated credit quality as the loans were already in default at the date of the Company's acquisition of the loans, and therefore the amounts paid for the loans reflected the Company's determination that it was probable the Company would be unable to collect all amounts due pursuant to the loan's contractual terms.

        Investment in loans as of December 31, 2010 and 2009 consisted of the following:

	December 31,
	2010	2009
Note secured by SpringHill Suites Houston Medical Park	$14,229	$14,431
Note secured by Residence Inn Atlanta Midtown	10,771	10,932

	25,000	25,363
Carrying amount of loans	$12,840	$12,899

Accretable Yield
Balance at December 31, 2009	$—
Reclassification from nonaccretable difference	7,212
Accretion	(43)

Balance at December 31, 2010	$7,169

        The SpringHill Suites Houston Medical Park and Residence Inn Atlanta Midtown loans require monthly payments of principal and interest of $88 and $65, respectively. Subsequent to acquisition, RLJ Fund III, through wholly-owned subsidiaries, began the foreclosure process to protect its investment. On July 16, 2010, RLJ Fund III settled and reinstated both of the loans purchased and reported as investment in loans on the combined consolidated balance sheets. The loans were brought current when the borrower paid all outstanding regular monthly payments due plus default interest of $815 and reimbursement of legal fees of $100. For the year ended December 31, 2010, interest income from the loans was $2.2 million, including $815 of default interest. For the year ended December 31, 2009, interest income from the loans was approximately $56.